Income (Loss) Per Share	6 Months Ended
Jun. 30, 2015
Income (Loss) Per Share [Abstract]
Income (Loss) Per Share

Note 5. Income (Loss) Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Net income (loss) per basic share is computed by dividing net income (loss) attributable to common stockholders of Stratasys Ltd., including adjustment of redeemable non-controlling interest to its redemption amount, by the weighted average number of shares outstanding for the reporting periods.

Net income (loss) per diluted share is computed by dividing the net income (loss) per basic share including adjustment for elimination of the dilutive effect of the Company's Deferred Payments liability revaluation to it fair value by the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Diluted shares outstanding include the dilutive effect of in-the-money options and restricted stock units (“RSUs”) using the treasury stock method, shares held back from issuance in connection with the MakerBot transaction and presumed share settlement of the Company's Deferred Payments liability in connection with the Solid Concepts transaction.

The following table presents the numerator and denominator of the basic and diluted income (loss) per share computations for the three and six months ended June 30, 2015 and 2014:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014

	In thousands, except per share amounts
Numerator:
Net income (loss) attributable to Stratasys Ltd.	$(22,931)	$(173)	$(239,219)	$3,914
Adjustment of redeemable non-controlling interest to redemption amount	(1800)	-	(1800)	-
Net income (loss) attributable to Stratasys Ltd. for basic income (loss) per share	(24,731)	(173)	(241,019)	3,914

Adjustment of deferred payments liability revaluation	(3,988)	-	(3,988)	-
Net income (loss) attributable to Stratasys Ltd. for diluted income (loss) per share	(28,719)	(173)	(245,007)	3,914

Denominator:
Weighted average shares – denominator for basic net income (loss) per share	51,405	49,373	51,181	49,323
Add: Effect of dilutive securities
Additional shares from the assumed exercise of employee stock
options and unvested RSUs	-	-	-	1,250
Held back issuable shares in connection with MakerBot	-	-	-	665
Shares settlement presumed for deferred payments liability	465	-	232	-
Denominator for diluted income (loss) per share	51,870	49,373	51,413	51,238

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$(0.48)	$(0.00)	$(4.71)	$0.08
Diluted	$(0.55)	$(0.00)	$(4.77)	$0.08

The computation of  net income (loss) per diluted share excluded stock options, RSUs and shares held back in connection with the MakerBot transaction to purchase 2.51 million and 2.78 million shares for the three months ended June 30, 2015 and 2014, respectively, and 2.71 million and 0.2 million shares for the six months ended June 30, 2015 and 2014, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net income (loss) per share. During the second quarter of 2015 the Company issued 0.6 million ordinary shares held back in connection with the MakerBot transaction. These shares were included on weighted average basis for the computation of net loss per basic share for the three and six months ended June 30, 2015.